Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Multi-Manager Directional Alternative Strategies Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager Directional Alternative Strategies Fund
Class Name	Institutional Class
Trading Symbol	CDAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Manager Directional Alternative Strategies Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 112	2.06% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.06% [1]
Net Assets	$ 303,861,761
Holdings Count | Holding	699
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 303,861,761
Total number of portfolio holdings	699
Portfolio turnover for the reporting period	120%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	47.9%
Short
Equity Risk	21.7%
Asset Categories
Equity Sector Allocation

[1]	Annualized.